Exhibit 99.1

Semi-Annual Servicer’s Certificate
KENTUCKY POWER COST RECOVERY LLC
Kentucky Power Company, as Servicer

Pursuant to Section 4.01(c)(ii) of the Servicing Agreement, dated as of June 12, 2025 (the “Servicing
Agreement”), between, KENTUCKY POWER COMPANY, as Servicer, and KENTUCKY POWER COST RECOVERY LLC,
as Issuer, the Servicer does hereby certify, for the MARCH 02, 2026 Payment Date (the "Current Payment Date"), as follows:

Capitalized terms used herein have their respective meanings as set forth in the Indenture (as defined in the Servicing Agreement). References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.

	Collection Periods:	June 2025	to	February 2026
	Payment Date:		3/2/26

1. Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the 09/25 collection period (1)		5,934,230.56

ii.	Remittances for the 10/25 collection period		3,854,018.17

iii.	Remittances for the 11/25 collection period		2,742,120.53

iv.	Remittances for the 12/25 collection period		3,721,508.10

v.	Remittances for the 01/26 collection period		3,887,780.92

vi.	Remittances for the 02/26 collection period (2)		5,558,910.73

vii.	Investment Earnings on Collection Account

viii.	Investment Earnings on Capital Subaccount		49,034.14

ix.	Investment Earnings on Excess Funds Subaccount		0.00

x.	Investment Earnings on General Subaccount		198,046.81

xi.	General Subaccount Balance (sum of i through x above)		25,945,649.96

xii.	Excess Funds Subaccount Balance as of Prior Payment Date		4,445,213.25

xiii.	Capital Subaccount Balance as of Prior Payment Date		2,388,745.00

xiv.	Collection Account Balance (sum of xi through xiii above)		32,779,608.21

Notes:
(1)			Includes amounts calculated for the Reconciliation Period for the prior Collection Period, which was settled in June 2025.

(2)			Does not include the reconciliation amounts calculated for the Reconciliation Period for such Collection Period, which will be settled in the month following such Collection Period.

	Exhibit B		Page 1 of 4

2. Outstanding Amounts as of Prior Payment Date:

Tranche
i.			Tranche A-1 Outstanding Amount					477,749,000.00
ii.			Aggregate Outstanding Amount of all Tranches of the Bonds					477,749,000.00

3. Required Funding/Payments as of Current Payment Date:

Tranche

i.			Tranche A-1					8,973,152.00
ii.			For all Tranches of the Bonds					8,973,152.00

			Interest		Interest Rate	Days in interest Period(1)	Principal Balance	Interest Due
iii.			Tranche A-1		5.2960%	259	477,749,000.00	18,203,086.23
iv.			For all Tranches of the Bonds					18,203,086.23

								Required Level	Funding Required
		v.	Capital Subaccount					2,388,745.00	0.00

								2,388,745.00	0.00

4. Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.			Trustee Fees and Expenses, Indemnity Amounts(2)					0.00

ii.			Servicing Fee					171,857.29

iii.			Administration Fee; Independent Manager Fee					35,972.22

iv.			Operating Expenses					3,780.00

v.			Semi-Annual Interest (including any past-due for prior periods)					18,203,086.23

				Per $1000 of Original
	Interest Tranche		Aggregate	Principal Amount
1.	Tranche A-1 Interest Payment		18,203,086.23	$38.10
			18,203,086.23

vi.			Principal Due and Payable as a Result of Event of Default or on Final Maturity Date				0.00

				Per $1000 of Original
1.	Tranche A-1 Principal Payment		0.00	$0.00
			0.00

Notes:
(1) On 30/360 day basis for initial payment date; otherwise use one-half of annual rate.
(2) Subject to $100,000 cap per annum.

					Exhibit B		Page 2 of 4

vii.		Periodic Principal	8,973,152.00

			Per $1000 of Original
	Interest Tranche	Aggregate	Principal Amount
1.	Tranche A-1 Principal Payment	8,973,152.00	$18.78
		8,973,152.00

viii.	Other unpaid fees, expenses and indemnity amounts owed to the indenture Trustee		0.00

ix.	Other unpaid Operating Expenses		0.00

x.	Funding of Capital Subaccount (to required level)		2,388,745.00

xi.	Return on Invested Capital released to Kentucky Power		49,034.14

xii.	Deposit to Excess Funds Subaccount		2,953,981.33

xiii.	Released to Issuer upon Retirement of all Bonds		0.00

xiv.	Aggregate Remittances as of the Current Payment Date		32,779,608.21

5. Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(f) of Indenture):

i.		Excess Funds Subaccount	4,445,213.25

ii.		Capital Subaccount	2,437,779.14

iii.		Total Withdrawals	6,882,992.39

6. Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

Tranche
i.		Tranche A-1 Outstanding Amount	468,775,848.00
ii.		Aggregate Outstanding Amount of all Tranches	468,775,848.00

iii.		Excess Funds Subaccount Balance	2,953,981.33

iv.		Capital Subaccount Balance	2,388,745.00

v.		Aggregate Collection Account Balance	5,342,726.33

7. Shortfalls In Interest and Principal Payments as of Current Payment Date:			0.00

i. Semi-annual Interest Payment

1.		Tranche A-1 Interest Payment	0.00
			0.00

ii. Semi-annual Principal Payment

1.		Tranche A-1 Principal Payment	0.00
			0.00

		Exhibit B	Page 3 of 4

8. Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount		0.00

IN WITNESS HEREOF, the undersigned has duly executed and

delivered this Servicer’s Certificate this 27th day of February, 2026.

KENTUCKY POWER COMPANY
as Servicer
By:

/s/ Franz D. Messner
			Name:	Franz D. Messner
			Title:	Assistant Treasurer

		Exhibit B	Page 4 of 4